INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE - Amortization (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortization for Intangible Assets
2018	¥ 33,404
2019	31,885
2020	30,830
2021	29,490
2022	27,440
Thereafter	128,530
Amortization for Intangible Assets, Total	281,579
Amortization for Unfavorable Lease
2018	(130)
2019	(130)
2020	(130)
2021	(130)
2022	(130)
Thereafter	(42)
Amortization for Unfavorable Lease, Total	(692)	¥ (822)
Net Amortization
2018	33,274
2019	31,755
2020	30,700
2021	29,360
2022	27,310
Thereafter	128,488
Net Amortization, Total	¥ 280,887